INCOME TAXES (Details Narrative)		3 Months Ended				9 Months Ended				12 Months Ended
	Jan. 02, 2019	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 MYR (RM)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 MYR (RM)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 MYR (RM)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2022 MYR (RM)
Operating Loss Carryforwards [Line Items]
Tax percentage										21.00%	21.00%
Tax rate description						In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied	In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied
Net operating loss carryforward											$ 312,608
Deferred tax valuation allowance		$ 514,817				$ 514,817				$ 326,277
Tax percentage										(5.70%)	31.30%
Income tax examination penalties and interest expense		0				0		$ 395		$ 395	$ 0
Tax rate description										In addition, the Tax Cuts and Jobs Act imposed a global intangible low-taxed income (“GILTI”) tax, which is a tax on certain off-shore earnings at an effective rate of 10.5% for tax years (50% deduction of the current enacted tax rate of 21%) with a partial offset for 80% foreign tax credits. If the foreign tax rate is 13.125% or higher, there will be no U.S. corporate tax after the 80% foreign tax credits are applied
Income tax expense benefit		(18,997)		$ (14,543)		(10,317)		(4,452)		$ 137,067	161,581
Deferred tax assets operating loss carryforwards										65,648
Cumulative net operating losses										0
2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		801,000				801,000
2029 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		386,000				386,000
2030 [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		36,000				36,000
Unutilized [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward										685,000	261,000
UNITED STATES
Operating Loss Carryforwards [Line Items]
Net operating loss carryforward		1,080,000				1,080,000				620,000	0
Deferred tax valuation allowance		227,000				$ 227,000				$ 130,000	0
Labuan [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage	24.00%
Tax percentage	3.00%
MALAYSIA
Operating Loss Carryforwards [Line Items]
Tax percentage						17.00%	17.00%			17.00%
Net operating loss carryforward		1,223,000				$ 1,223,000				$ 837,000	261,000
Deferred tax valuation allowance		288,000				$ 288,000				$ 196,000	$ 0
Income tax examination, description						The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the three and nine months ended September 30, 2022 and 2021, with the remaining balance being taxed at the 24% rate	The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the three and nine months ended September 30, 2022 and 2021, with the remaining balance being taxed at the 24% rate			The tax rate for small and medium sized companies (generally companies incorporated in Malaysia with paid-in capital of RM 2,500,000 or less) is 17% for the first RM 600,000 (or approximately $150,000) for the year ended December 31, 2021 and 2020, with the remaining balance being taxed at the 24% rate
Paid in capital | RM												RM 2,500,000
Additional paid in capital		$ 150,000	RM 600,000	$ 150,000	RM 600,000	$ 150,000	RM 600,000	$ 150,000	RM 600,000
HONG KONG
Operating Loss Carryforwards [Line Items]
Tax percentage						16.50%	16.50%			16.50%
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage						21.00%	21.00%			21.00%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Tax percentage						35.00%	35.00%			35.00%
Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Income tax expense benefit										$ 22,205